Notes Payable and Debt and Financing Arrangements	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes payable and debt and financing arrangements
Notes Payable and Debt and Financing Arrangements
At December 31, the Company’s financing structure, which includes senior unsecured notes, bank and loan facilities available from a variety of sources, including commercial banks, and letter of credit facilities was as follows:

(U.S. dollars in thousands)	2013		2012
	Commitment/ Debt	In Use/ Outstanding (1)	Commitment/ Debt	In Use/ Outstanding (1)
Debt:
5-year revolver expiring 2018	$1,000,000	$—	$1,000,000	$—
5.25% Senior Notes due 2014	600,000	599,346	600,000	598,424
2.30% Senior Notes due 2018	300,000	296,683	—	—
5.75% Senior Notes due 2021	400,000	396,661	400,000	396,230
6.375% Senior Notes due 2024	350,000	348,811	350,000	348,701
6.25% Senior Notes due 2027	325,000	322,905	325,000	322,748
5.25% Senior Notes due 2043	300,000	296,030	—	—
Total debt	$3,275,000	$2,260,436	$2,675,000	$1,666,103
Adjustment to carrying value – impact of fair value hedges		2,767		6,675
Total debt carrying value	$3,275,000	$2,263,203	$2,675,000	$1,672,778
Letters of Credit:
Total letters of credit	$3,575,000	$1,895,425	$4,000,000	$1,757,250

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(1)	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.
(a) Notes Payable and Debt
All outstanding debt of the Company at December 31, 2013 and 2012, as noted in the table above, was issued by XL-Cayman, a 100% owned subsidiary of XL-Ireland and the only direct subsidiary thereof. XL-Ireland does not have significant assets or operations independent of XL-Cayman. XL-Cayman's outstanding debt is fully and unconditionally guaranteed by XL-Ireland. The ability of XL-Cayman, like that of the Company, to obtain funds from its subsidiaries to satisfy any of its obligations under guarantees is subject to certain contractual restrictions, applicable laws and statutory requirements of the various countries in which the Company operates, including, among others, Bermuda, the United States, Ireland, Switzerland and the United Kingdom. For details of the required statutory capital and surplus for the principal operating subsidiaries of the Company, see Note 23, “Statutory Financial Data.”
The Company was in compliance with all covenants by significant margins at December 31, 2013 and 2012, and the Company currently remains in compliance with all covenants.
(b) Letter of Credit Facilities and Other Sources of Collateral
The Company has several letter of credit facilities provided on both syndicated and bilateral bases from commercial banks. These facilities are utilized primarily to support non-admitted insurance and reinsurance operations in the U.S. and capital requirements at Lloyd’s. The Company’s letter of credit facilities and revolving credit facilities at December 31, were as follows:

(U.S. dollars in thousands)	2013 (1)	2012 (1)
Revolving credit facility (2)	$1,000,000	$1,000,000
Available letter of credit facilities – commitments (3)	$3,575,000	$4,000,000
Available letter of credit facilities – in use	$1,895,425	$1,757,250
Collateralized by certain assets of the Company’s investment portfolio	67.6%	93.3%

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(1)	At December 31, 2013, there were seven available letter of credit facilities; at December 31, 2012, there were five available letter of credit facilities.

(2)
At December 31, 2013 and 2012, the revolving credit available under the Syndicated Credit Agreements (as defined below) and under the December 9, 2011 unsecured credit agreement, respectively, was unutilized. The 2013 Citi Agreements (as defined below) provide for issuance of letters of credit and revolving credit loans up to an aggregate amount of $575 million. At December 31, 2013, $575 million of letters of credit were issued under the 2013 Citi Agreements and therefore such amount is not included here.

(3)
The Company has the option to increase the size of the facilities under the Syndicated Credit Agreements by an additional $500 million across such facilities. The Company also has the option to increase the maximum amount of the letters of credit and revolving credit loans available under the 2013 Citi Agreements, with the lender's and issuing lender's consent.

In November 2013 the Company (i) entered into two new credit agreements (together, the "Syndicated Credit Agreements"), which provided for an aggregate amount of outstanding letters of credit and revolving credit loans of up to $2 billion, subject to certain options to increase the size of the facilities, and (ii) terminated the secured credit agreements dated March 25, 2011 and December 9, 2011, and the unsecured credit agreement dated December 9, 2011, which had provided for an aggregate amount of outstanding letters of credit and revolving credit loans of up to $3 billion.
The Syndicated Credit Agreements consist of (i) a secured credit agreement, which provides for issuance of letters of credit up to $1 billion and (ii) an unsecured credit agreement, which provides for issuance of letters of credit and revolving credit loans up to $1 billion. The Company has the option to increase the maximum amount of letters of credit available by an additional $500 million across the facilities under the Syndicated Credit Agreements.
The commitments under the Syndicated Credit Agreements expire on, and such credit facilities are available until, the earlier of (i) November 22, 2018 and (ii) the date of termination in whole of the commitments upon an optional termination or reduction of the commitments by the account parties or upon the occurrence of certain events of default.
The availability of letters of credit under the secured portion of the Syndicated Credit Agreements is subject to a borrowing base requirement, determined on the basis of specified percentages of the face value of eligible categories of assets varying by type of collateral. In the event that such credit support is insufficient, the Company could be required to provide alternative security to cedants. This could take the form of insurance trusts supported by the investment portfolio or funds withheld (amounts retained by ceding companies to collateralize loss or premium reserves) using the Company's cash resources or combinations thereof. The face amount of letters of credit required is driven by, among other things, loss development of existing reserves, the payment pattern of such reserves, the expansion of business written by the Company and the loss experience of such business.
On May 7, 2013, XL-Cayman entered into a new credit agreement with Citicorp USA, Inc., as administrative agent and issuing lender, and the lenders party thereto, and a continuing agreement for standby letters of credit with Citibank, N.A. On May 13, 2013 and May 15, 2013, XL-Cayman entered into a credit agreement first amendment and credit agreement second amendment, respectively, to such credit agreement (as amended, the “May 2013 Credit Agreement”).
On August 6, 2013, XL-Cayman entered into a new credit agreement with Citicorp USA, Inc., as administrative agent and issuing lender, and the lenders party thereto and a continuing agreement for standby letters of credit with Citibank, N.A. On September 12, 2013, XL-Cayman entered into a credit agreement first amendment to such credit agreement (as amended, the “August 2013 Credit Agreement”).
Additionally, on November 4, 2013, XL-Cayman entered into a new credit agreement with Citicorp USA, Inc., as administrative agent and issuing lender, and the lenders party thereto and a continuing agreement for standby letters of credit with Citibank, N.A. (the "November 2013 Credit Agreement" and, together with the May 2013 Credit Agreement and the August 2013 Credit Agreement, the "2013 Citi Agreements").
Collectively, the 2013 Citi Agreements and the continuing agreements for standby letters of credit provide for issuance of letters of credit and revolving credit loans in an aggregate amount of up to $575 million. XL-Cayman has the option to increase the maximum amount of letters of credit and revolving credit loans available under the 2013 Citi Agreements with the lender's and issuing lender's consent.
The commitments under the 2013 Citi Agreements expire on, and such credit facilities are available until, the earlier of (i) June 20, 2015 (with respect to the May 2013 Credit Agreement), September 20, 2015 (with respect to the August 2013 Credit Agreement) and December 20, 2016 (with respect to the November 2013 Credit Agreement) and (ii) the date of termination in whole of the commitments upon an optional termination or reduction of the commitments by the account parties or upon the occurrence of certain events of default.
In addition to letters of credit, the Company has established insurance trusts in the United States that provide cedants with statutory relief required under state insurance regulation in the United States. It is anticipated that the commercial facilities may be renewed on expiry but such renewals are subject to the availability of credit from banks utilized by the Company and may be renewed with materially different terms and conditions. In the event that such credit support is insufficient, the Company could be required to provide alternative security to cedants. This could take the form of additional insurance trusts supported by the Company’s investment portfolio or funds withheld using the Company’s cash resources. The value of letters of credit required is driven by, among other things, loss development of existing reserves, the payment pattern of such reserves, the expansion of business written by the Company and the loss experience of such business.
In general, all of the Company’s bank facilities, indentures and other documents relating to the Company’s outstanding indebtedness (collectively, the “Company’s Debt Documents”), as described above, contain cross acceleration or cross default provisions to each other and the Company’s Debt Documents contain affirmative covenants. These covenants provide for, among other things, minimum required ratings of the Company’s insurance and reinsurance operating subsidiaries and a maximum level of secured indebtedness that may be incurred in the future. In addition, generally each of the Company’s Debt Documents provide for an event of default in the event of a change of control of the Company or some events involving bankruptcy, insolvency or reorganization of the Company. The Company’s credit facilities also contain minimum consolidated net worth covenants.
Under the Syndicated Credit Agreements, in the event that XL Insurance (Bermuda) Ltd, XL Re Ltd or XL Re Europe SE fails to maintain a financial strength rating of at least “A – ” from A.M. Best, an event of default would occur.
Given that all of the Company’s Debt Documents contain cross acceleration or cross default provisions, a default by one of these subsidiaries may result in all holders declaring their debt due and payable and accelerating all debt due under those documents. If this were to occur, the Company may not have funds sufficient at that time to repay any or all of such indebtedness.
In addition, the Company maintains off-balance sheet financing arrangements in the form of a contingent capital facility. For details of this facility, see Note 15, “Off-Balance Sheet Arrangements.”